UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Indus Capital Partners, LLC

Address:    888 7th Avenue
            26th Floor
            New York, New York 10019
Attention:  Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Guzman
Title:      Partner / General Counsel
Phone:      (212) 909-2864

Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            5/15/2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $1,302,393
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11626               Indus Partners, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS SOLE      SHARED     NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  ----- ----      ------     ----
AUTONAVI HLDGS LTD            SPONSORED ADR    05330F106    3,405      271,300          SHARED      1     0           271,300  0
BAIDU INC                     SPON ADR REP A   56752108    51,603      354,000          SHARED      1     0           354,000  0
BAIDU INC                     SPON ADR REP A   56752908    26,967      185,000    Call  SHARED      1     0           185,000  0
CHINA CORD BLOOD CO(CO)       SHS              G21107100    8,106    2,854,080          SHARED      1     0         2,854,080  0
CLIFFS NATURAL RESOURCES INC  Common Stock     18683K951   50,040      722,500    Put   SHARED      1     0           722,500  0
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100    1,839       85,000          SHARED      1     0            85,000  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109   76,840    3,058,937          SHARED      1     0         3,058,937  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V909   23,362      930,000    Call  SHARED      1     0           930,000  0
GOOGLE INC                    CL A             38259P508   15,710       24,500          SHARED      1     0            24,500  0
GOOGLE INC                    CL A             38259P908   66,368      103,500    Call  SHARED      1     0           103,500  0
HESS CORP                     COM              42809H107   17,249      292,600          SHARED      1     0           292,600  0
HSBC HLDGS PLC                SPON ADR NEW     404280406   15,181      342,000          SHARED      1     0           342,000  0
HSBC HLDGS PLC                SPON ADR NEW     404280906   20,863      470,000    Call  SHARED      1     0           470,000  0
ISHARES TR                    FTSE CHINA25 IDX 464287904   18,333      500,000    Call  SHARED      1     0           500,000  0
MARATHON OIL CORP             COM              565849106   18,969      598,400          SHARED      1     0           598,400  0
MARATHON OIL CORP             COM              565849906    9,193      290,000    Call  SHARED      1     0           290,000  0
MELCO CROWN ENTMT LTD         ADR              585464100   34,100    2,500,000          SHARED      1     0         2,500,000  0
MOLYCORP INC DEL              COM              608753109   19,131      565,500          SHARED      1     0           565,500  0
MOLYCORP INC DEL              COM              608753959    5,413      160,000    Put   SHARED      1     0           160,000  0
ISHARES TR                    MSCI EMERG MKT   464287904  341,413    7,950,000    Call  SHARED      1     0         7,950,000  0
MURPHY OIL CORP               COM              626717102   14,518      258,000          SHARED      1     0           258,000  0
MURPHY OIL CORP               COM              626717902   39,389      700,000    Call  SHARED      1     0           700,000  0
NETEASE COM INC               SPONSORED ADR    64110W102   16,495      283,900          SHARED      1     0           283,900  0
NEXEN INC                     COM              65334H102   12,331      672,000          SHARED      1     0           672,000  0
RTI INTL METALS INC           COM              74973W107   16,773      727,358          SHARED      1     0           727,358  0
SPDR S&P 500 ETF TR           TR UNIT          78462F903  301,333    2,140,000    Call  SHARED      1     0         2,140,000  0
SPDR GOLD TRUST               GOLD SHS         78463V907   24,318      150,000    Call  SHARED      1     0           150,000  0
TALISMAN ENERGY INC           COM              87425E103    9,858      782,400          SHARED      1     0           782,400  0
P T TELEKOMUNIKASI INDONESIA  SPONSORED ADR    715684106    8,764      288,663          SHARED      1     0           288,663  0
VALE S A                      ADR              91912E955   34,528    1,480,000    Put   SHARED      1     0         1,480,000  0